Note 5 - Environmental and Reclamation Activities - Schedule of Reclamation and Closure Costs Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Environmental and Reclamation Activities [Abstract]
Beginning balance	$ 107,906	$ 109,302	$ 105,647
Accruals for estimated costs	17,647	816	4,643
Accretion expense	6,157	6,285	6,217
Payment of reclamation obligations	(5,424)	(8,497)	(7,205)
Ending balance	$ 126,286	$ 107,906	$ 109,302